Geographic Information and Customer Concentration- Revenue by Major Customers (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Major Customer [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Reportable Segments | Yum! Brands, Inc.
Revenue, Major Customer [Line Items]
Concentration risk, percentage	13.00%	14.00%	15.00%
Reportable Segments | McDonald's Corporation
Revenue, Major Customer [Line Items]
Concentration risk, percentage	12.00%	17.00%	16.00%
Reportable Segments | Dairy Queen
Revenue, Major Customer [Line Items]
Concentration risk, percentage	11.00%	9.00%	9.00%
All Others
Revenue, Major Customer [Line Items]
Concentration risk, percentage	64.00%	60.00%	60.00%